Debt	12 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt
Debt

June 30,	2013	2012
Domestic:
Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038	$1,175,000	$1,175,000
Fixed rate senior notes 4.875%, due 2013	—	225,000
Foreign:
Bank loans, including revolving credit 1% to 11.75%, due 2014	2,045	589
Euro bonds 4.125%, due 2016	260,200	253,220
Japanese Yen credit facility JPY Libor plus 55 bps, due 2017	60,540	75,174
Other long-term debt, including capitalized leases	556	552
Total long-term debt	1,498,341	1,729,535
Less long-term debt payable within one year	2,381	225,589
Long-term debt, net	$1,495,960	$1,503,946

Principal amounts of long-term debt payable in the five years ending June 30, 2014 through 2018 are $2,381, $215, $260,205, $60,540 and $450,000, respectively.
Lease Commitments - Future minimum rental commitments as of June 30, 2013, under non-cancelable operating leases, which expire at various dates, are as follows: 2014-$86,145; 2015-$58,816; 2016-$37,339; 2017-$23,067; 2018-$14,709 and after 2018-$60,990.
Rental expense in 2013, 2012 and 2011 was $133,478, $124,546 and $118,496, respectively.